Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Impact of Adoption of ASC 842
The impact of the adoption of ASC 842 is as follows:

	Balance as of December 31, 2021	Adjustments due to adoption of ASC 842	Balance as of January 1, 2022
Assets
Property and equipment, net	$90,625	$(12,419)	$78,206
Operating lease right-of-use-assets	—	15,690	15,690
Liabilities
Current lease liabilities - operating	—	—	—
Current portion of financing obligation	3,051	(3,051)	—
Noncurrent lease liabilities - operating	—	30,412	30,412
Financing obligations	28,085	(28,085)	—
Stockholders’ equity
Accumulated deficit	(663,681)	3,996	(659,685)

Schedule of Lease Costs
The components of the Company’s lease costs are classified on its condensed consolidated statement of operations as follows:

Three Months Ended March 31,
2022
Operating lease cost	$760
Variable lease cost	325

Total operating lease cost	$1,085

Short term lease cost	$46

Schedule of Cash and Non-cash Activity Related to the Lease Liabilities
The table below shows the cash and
non-cash
activity related to the Company’s lease liabilities during the period:

Three Months Ended March 31,
2022
Cash paid related to lease liabilities:
Operating cash flows from operating leases	$708
Non-cash lease liability activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—

Schedule of Future Minimum Payments under Non-Cancelable Operating Leases
As of March 31, 2022, the maturities of the Company’s operating lease liabilities were as follows:

2022 (remaining 9 months)	$2,125
2023	2,895
2024	2,969
2025	3,042
2026	3,116
2027	3,190
Thereafter	70,342

Total lease payments	87,679
Less imputed interest	(57,216)

Total	$30,463

Schedule of Future Minimum Payments under Non-Cancelable Operating Leases

2022	$2,822
2023	2,895
2024	2,969
2025	3,042
2026	3,116
Thereafter	73,531

Total	$88,375

Future minimum payments inclusive of the amended lease, by year and in aggregate, under non-cancelable leases
consist of the following as of December 31, 2021:

2022	$2,861
2023	2,895
2024	2,969
2025	3,042
2026	3,116
Thereafter	73,531

Total	$88,414